PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY

(offering Highest Daily Lifetime Income v3.0)

Supplement, dated January 19, 2016,
to Prospectus dated February 1, 2016

This Supplement should be read and retained with the Prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please call us at 1-888-PRU-2888 or at www.prudentialannuities.com.

We are issuing this supplement to correct and amend certain information related to the Annuity’s Variable Investment Options, as detailed below.

I.	CORRECTION TO VARIABLE INVESTMENT OPTIONS

The Prospectus incorrectly indicates that the BlackRock Global Allocation V.I. Fund (Class III) and the JPMorgan Insurance Trust Income Builder Portfolio (Class 2) are offered by the Advanced Series Trust. In fact, the BlackRock Global Allocation V.I. Fund (Class III) is offered by BlackRock Variable Series Funds, Inc. and the JPMorgan Insurance Trust Income Builder Portfolio (Class 2) is offered by the JP Morgan Insurance Trust. Throughout the Prospectus, all references to “AST BlackRock Global Allocation V.I. Fund” are replaced by “BlackRock Global Allocation V.I. Fund (Class III)” and all references to “AST J.P. Morgan Insurance Trust Income Builder Portfolio” are replaced by “JPMorgan Insurance Trust Income Builder Portfolio (Class 2).”

II.	AMENDMENTS TO “PORTFOLIOS AVAILABLE IF AN OPTIONAL LIVING BENEFIT IS NOT ELECTED” TABLE IN “INVESTMENT OBJECTIVES”

A.
In connection with the AST Emerging Managers Diversified Portfolio, the AST Managed Equity Portfolio and AST Managed Fixed Income Portfolios, the “PORTFOLIO ADVISER/SUBADVISER(S)” column is revised to include Prudential Investments LLC.

B.	In connection with the AST Mid-Cap Value Portfolio, EARNEST Partners, LLC is removed as a subadviser effective July 15, 2015.

C.	In connection with the AST Small-Cap Value Portfolio, Clearbridge Investments, LLC is removed as a subadviser effective July 13, 2015.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PPRTB30SUP